Intangible assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Sep. 30, 2019	Mar. 31, 2024	Apr. 01, 2022
Prosynergia
Disclosure of detailed information about intangible assets [line items]
Technology- based intangible assets, assets acquisitions			€ 6,529
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure of detailed information about intangible assets [line items]
Collaboration agreements, development milestone payment, Phase 2	€ 40
Wittycel SAS
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, other intangible assets		€ 0